OPERATING SEGMENTS, Information Relating to Operating Segments (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Information relating to operating segments [Abstract]
External	[1]	S/ 27,472,000	S/ 25,665,000	S/ 20,919,000
From other segments	[1],[2]	2,025,000	2,051,000	725,000
Net interest, similar income and expenses		14,115,131	12,937,972	11,091,618
Other income, net	[3]	7,603,000	6,867,000	5,908,000
Provision for credit losses on loan portfolio		(3,943,301)	(3,957,143)	(2,158,555)
Depreciation and amortization and right-in-use		(713,000)	(659,000)	(636,000)
Income tax		(2,201,000)	(1,888,000)	(2,111,000)
Net profit (loss)		5,623,252	4,959,878	4,760,110
Additions of fixed asset, intangibles and goodwill		1,111,000	1,214,000	920,000
Total assets		256,088,940	238,840,188
Total liabilities		221,111,706	205,733,123
Universal Banking [Member]
Information relating to operating segments [Abstract]
External	[1]	20,100,000	18,622,000	14,375,000
From other segments	[1],[2]	672,000	705,000	527,000
Net interest, similar income and expenses		11,168,000	10,150,000	8,153,000
Other income, net	[3]	5,085,000	4,425,000	3,306,000
Provision for credit losses on loan portfolio		(2,915,000)	(2,896,000)	(1,517,000)
Depreciation and amortization and right-in-use		(522,000)	(488,000)	(476,000)
Income tax		(1,840,000)	(1,560,000)	(1,737,000)
Net profit (loss)		5,097,000	4,382,000	4,326,000
Additions of fixed asset, intangibles and goodwill		806,000	910,000	605,000
Total assets		207,917,000	190,684,000
Total liabilities		184,405,000	168,501,000
Insurance and Pension Funds [Member]
Information relating to operating segments [Abstract]
External	[1]	2,154,000	2,116,000	2,043,000
From other segments	[1],[2]	547,000	535,000	67,000
Net interest, similar income and expenses		301,000	289,000	301,000
Other income, net	[3]	1,314,000	1,331,000	1,112,000
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization and right-in-use		(29,000)	(29,000)	(26,000)
Income tax		(99,000)	(97,000)	(60,000)
Net profit (loss)		903,000	969,000	577,000
Additions of fixed asset, intangibles and goodwill		134,000	96,000	109,000
Total assets		18,435,000	17,327,000
Total liabilities		14,537,000	13,675,000
Microfinance [Member]
Information relating to operating segments [Abstract]
External	[1]	3,769,000	3,725,000	3,125,000
From other segments	[1],[2]	147,000	188,000	0
Net interest, similar income and expenses		2,569,000	2,420,000	2,375,000
Other income, net	[3]	185,000	200,000	76,000
Provision for credit losses on loan portfolio		(969,000)	(1,048,000)	(642,000)
Depreciation and amortization and right-in-use		(112,000)	(102,000)	(89,000)
Income tax		(86,000)	(21,000)	(172,000)
Net profit (loss)		298,000	57,000	439,000
Additions of fixed asset, intangibles and goodwill		95,000	173,000	104,000
Total assets		19,302,000	19,095,000
Total liabilities		16,179,000	15,794,000
Operating Segments [Member] | Universal Banking Banco de Credito del Peru [Member]
Information relating to operating segments [Abstract]
External	[1]	19,176,000	17,802,000	13,510,000
From other segments	[1],[2]	647,000	686,000	518,000
Net interest, similar income and expenses		10,815,000	9,818,000	7,828,000
Other income, net	[3]	4,831,000	4,315,000	3,139,000
Provision for credit losses on loan portfolio		(2,831,000)	(2,846,000)	(1,448,000)
Depreciation and amortization and right-in-use		(492,000)	(460,000)	(452,000)
Income tax		(1,767,000)	(1,498,000)	(1,625,000)
Net profit (loss)		5,003,000	4,379,000	4,258,000
Additions of fixed asset, intangibles and goodwill		722,000	894,000	590,000
Total assets		194,921,000	178,053,000
Total liabilities		171,451,000	155,908,000
Operating Segments [Member] | Universal Banking Banco de Credito de Bolivia [Member]
Information relating to operating segments [Abstract]
External	[1]	924,000	820,000	865,000
From other segments	[1],[2]	25,000	19,000	9,000
Net interest, similar income and expenses		353,000	332,000	325,000
Other income, net	[3]	254,000	110,000	167,000
Provision for credit losses on loan portfolio		(84,000)	(50,000)	(69,000)
Depreciation and amortization and right-in-use		(30,000)	(28,000)	(24,000)
Income tax		(73,000)	(62,000)	(112,000)
Net profit (loss)		94,000	3,000	68,000
Additions of fixed asset, intangibles and goodwill		84,000	16,000	15,000
Total assets		12,996,000	12,631,000
Total liabilities		12,954,000	12,593,000
Operating Segments [Member] | Insurance and Pension Funds Pacifico Seguros and Subsidiaries [Member]
Information relating to operating segments [Abstract]
External	[1]	1,769,000	1,730,000	1,689,000
From other segments	[1],[2]	541,000	528,000	63,000
Net interest, similar income and expenses		299,000	285,000	301,000
Other income, net	[3]	935,000	952,000	758,000
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization and right-in-use		(2,000)	(4,000)	(3,000)
Income tax		(44,000)	(40,000)	(12,000)
Net profit (loss)		770,000	819,000	467,000
Additions of fixed asset, intangibles and goodwill		122,000	79,000	80,000
Total assets		17,777,000	16,586,000
Total liabilities		14,355,000	13,435,000
Operating Segments [Member] | Insurance and Pension Funds Prima AFP [Member]
Information relating to operating segments [Abstract]
External	[1]	385,000	386,000	354,000
From other segments	[1],[2]	6,000	7,000	4,000
Net interest, similar income and expenses		2,000	4,000	0
Other income, net	[3]	379,000	379,000	354,000
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization and right-in-use		(27,000)	(25,000)	(23,000)
Income tax		(55,000)	(57,000)	(48,000)
Net profit (loss)		133,000	150,000	110,000
Additions of fixed asset, intangibles and goodwill		12,000	17,000	29,000
Total assets		658,000	741,000
Total liabilities		182,000	240,000
Operating Segments [Member] | Microfinance MiBanco [Member]
Information relating to operating segments [Abstract]
External	[1]	3,195,000	3,236,000	2,750,000
From other segments	[1],[2]	146,000	187,000	0
Net interest, similar income and expenses		2,243,000	2,165,000	2,139,000
Other income, net	[3]	125,000	155,000	31,000
Provision for credit losses on loan portfolio		(851,000)	(923,000)	(597,000)
Depreciation and amortization and right-in-use		(93,000)	(87,000)	(76,000)
Income tax		(85,000)	(47,000)	(165,000)
Net profit (loss)		308,000	202,000	425,000
Additions of fixed asset, intangibles and goodwill		85,000	129,000	96,000
Total assets		16,979,000	16,931,000
Total liabilities		14,279,000	13,902,000
Operating Segments [Member] | MiBanco Colombia [Member]
Information relating to operating segments [Abstract]
External	[1]	574,000	489,000	375,000
From other segments	[1],[2]	1,000	1,000	0
Net interest, similar income and expenses		326,000	255,000	236,000
Other income, net	[3]	60,000	45,000	45,000
Provision for credit losses on loan portfolio		(118,000)	(125,000)	(45,000)
Depreciation and amortization and right-in-use		(19,000)	(15,000)	(13,000)
Income tax		(1,000)	26,000	(7,000)
Net profit (loss)		(10,000)	(145,000)	14,000
Additions of fixed asset, intangibles and goodwill		10,000	44,000	8,000
Total assets		2,323,000	2,164,000
Total liabilities		1,900,000	1,892,000
Operating Segments [Member] | Investment Management and Advisory [Member]
Information relating to operating segments [Abstract]
External	[1]	1,317,000	1,210,000	923,000
From other segments	[1],[2]	527,000	518,000	90,000
Net interest, similar income and expenses		36,000	82,000	98,000
Other income, net	[3]	945,000	809,000	666,000
Provision for credit losses on loan portfolio		(30,000)	0	0
Depreciation and amortization and right-in-use		(43,000)	(50,000)	(41,000)
Income tax		(69,000)	(31,000)	(15,000)
Net profit (loss)		196,000	161,000	21,000
Additions of fixed asset, intangibles and goodwill		36,000	16,000	41,000
Total assets		8,466,000	10,104,000
Total liabilities		6,907,000	8,394,000
Operating Segments [Member] | Other Segments [Member]
Information relating to operating segments [Abstract]
External	[1]	388,000	278,000	453,000
From other segments	[1],[2]	132,000	105,000	41,000
Net interest, similar income and expenses		41,000	(3,000)	165,000
Other income, net	[3]	174,000	216,000	748,000
Provision for credit losses on loan portfolio		(29,000)	(13,000)	0
Depreciation and amortization and right-in-use		(7,000)	10,000	(4,000)
Income tax		(83,000)	(179,000)	(127,000)
Net profit (loss)		(869,000)	(609,000)	(603,000)
Additions of fixed asset, intangibles and goodwill		40,000	19,000	61,000
Total assets		6,341,000	4,947,000
Total liabilities		3,286,000	2,670,000
Elimination Segments [Member]
Information relating to operating segments [Abstract]
External	[1]	(256,000)	(286,000)	0
From other segments	[1],[2]	0	0	0
Net interest, similar income and expenses		0	0	0
Other income, net	[3]	(100,000)	(114,000)	0
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization and right-in-use		0	0	0
Income tax		(24,000)	0	0
Net profit (loss)		(2,000)	0	0
Additions of fixed asset, intangibles and goodwill		0	0	0
Total assets		(4,372,000)	(3,317,000)
Total liabilities		S/ (4,202,000)	S/ (3,301,000)
Previously stated [member]
Information relating to operating segments [Abstract]
Total assets				235,414,000
Total liabilities				205,819,000
Previously stated [member] | Operating Segments [Member] | Universal Banking [Member]
Information relating to operating segments [Abstract]
Total assets				190,605,000
Total liabilities				169,323,000
Previously stated [member] | Operating Segments [Member] | Universal Banking Banco de Credito del Peru [Member]
Information relating to operating segments [Abstract]
Total assets				177,907,000
Total liabilities				157,485,000
Previously stated [member] | Operating Segments [Member] | Universal Banking Banco de Credito de Bolivia [Member]
Information relating to operating segments [Abstract]
Total assets				12,698,000
Total liabilities				11,838,000
Previously stated [member] | Operating Segments [Member] | Insurance and Pension Funds [Member]
Information relating to operating segments [Abstract]
Total assets				15,300,000
Total liabilities				12,387,000
Previously stated [member] | Operating Segments [Member] | Insurance and Pension Funds Pacifico Seguros and Subsidiaries [Member]
Information relating to operating segments [Abstract]
Total assets				14,565,000
Total liabilities				12,149,000
Previously stated [member] | Operating Segments [Member] | Insurance and Pension Funds Prima AFP [Member]
Information relating to operating segments [Abstract]
Total assets				735,000
Total liabilities				238,000
Previously stated [member] | Operating Segments [Member] | Microfinance [Member]
Information relating to operating segments [Abstract]
Total assets				18,756,000
Total liabilities				15,734,000
Previously stated [member] | Operating Segments [Member] | Microfinance MiBanco [Member]
Information relating to operating segments [Abstract]
Total assets				17,226,000
Total liabilities				14,444,000
Previously stated [member] | Operating Segments [Member] | MiBanco Colombia [Member]
Information relating to operating segments [Abstract]
Total assets				1,530,000
Total liabilities				1,290,000
Previously stated [member] | Operating Segments [Member] | Investment Management and Advisory [Member]
Information relating to operating segments [Abstract]
Total assets				14,051,000
Total liabilities				10,670,000
Previously stated [member] | Operating Segments [Member] | Other Segments [Member]
Information relating to operating segments [Abstract]
Total assets				3,476,000
Total liabilities				2,606,000
Previously stated [member] | Elimination Segments [Member]
Information relating to operating segments [Abstract]
Total assets				(6,774,000)
Total liabilities				S/ (4,901,000)

[1]	Corresponds to total interest and similar income, other income and the result of the insurance and reinsurance service.
[2]	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
[3]	Corresponds to other income (include income and expenses for commissions and insurance and the result of the insurance and reinsurance service.